FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (1,398)	$ 833	$ (1,229)	$ 1,405
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(624)	394	(99)	864
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(174)	443	(246)	977
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(180)	176	(225)	(17)
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(333)	(14)	(364)	(51)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (87)	$ (166)	$ (295)	$ (368)